Loans (Detail And Delinquency Status of Restructured Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Agreement	Dec. 31, 2011 Relationships
Financing Receivable, Modifications [Line Items]
Number of Relationships	4	13
Commercial Real Estate Loans | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		3
Commercial And Industrial Loans | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		2
Loans Defaulted Under Restructured Terms
Financing Receivable, Modifications [Line Items]
Number of Relationships		3
11 30-89 Days Past Due		5,837
90 Days or More Past Due		90
Loans Defaulted Under Restructured Terms | Commercial Real Estate Loans | Substandard | Accrual Loans
Financing Receivable, Modifications [Line Items]
Number of Relationships		1	[1]
11 30-89 Days Past Due		2,425	[1]
Loans Defaulted Under Restructured Terms | Commercial Real Estate Loans | Substandard | Non Accrual [Member]
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
11 30-89 Days Past Due		3,412
Loans Defaulted Under Restructured Terms | Commercial And Industrial Loans | Substandard | Non Accrual [Member]
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
90 Days or More Past Due		90

[1]	Thirty-one days delinquent